16. INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Inventories Tables
Inventories
	12.31.2017	12.31.2016

Materials and spare parts	1,514	1,336
Advances to suppliers	143	103
In process and finished products	640	1,496
Stock crude oil	29	425
Total	2,326	3,360